SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

NOTE 15:- SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

a.	Summary information about geographical areas:

The Company adopted ASC 280 (Segment Reporting). The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. The Company has only one operating segment. The Company’s total revenues are attributable to geographic areas based on the location of the Company’s end customers.

The following table presents total revenues for the years ended December 31, 2010, 2011 and 2012 and long-lived assets as of December 31, 2010, 2011 and 2012:

	2010		2011		2012
	Total revenues	Long- lived assets	Total revenues	Long- lived assets	Total revenues	Long- lived assets
North America	$8,742	$13	$8,694	$34	$9,023	$37
Europe and the Middle East	802	87	714	59	969	33
Asia Pacific	765	6	263	—	291	—
South America	—	—	—	—	430	—
	$10,309	$106	$9,671	$93	$10,713	$70

b.	Revenues attributable to major customers:

One customer accounted for approximately 11% of the Company’s total revenues in 2012 and another customer accounted for approximately 11% of the Company’s total revenues in 2010. There were no customers who accounted for 10% or more of the Company’s revenues in 2011.